Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
Current	$ 3,989,603	$ 3,616,811	$ 3,849,778
Deferred	(749,301)	(544,721)	(759,566)
Income tax	3,240,302	3,072,090	3,090,212
ISR [Member]
Disclosure of income taxes [line items]
Current	3,989,603	3,616,811	3,849,778
Deferred	(749,301)	(544,721)	(759,566)
Income tax	$ 3,240,302	$ 3,072,090	$ 3,090,212